Capital and reserves - Other reserve (Details) - Oxsed Limited (note 32)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Oct. 29, 2020 USD ($)	Oct. 29, 2020 GBP (£)
Loan notes with a principal amount , first portion			$ 7,549,258	£ 5,865,450
Other reserve
Loan notes with a principal amount , first portion	¥ 5,865,450	$ 7,549,258
Number of shares issued	1,652,248	1,652,248
Unconverted portion of the exchange loan notes	¥ 4,134,550	$ 5,321,465